Global X Funds
600 Lexington Avenue, 20th Fl
New York, NY 10022

January 15, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on December 24, 2018 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated October 22, 2018 as amended December 24, 2018, for the Global X S&P 500 Covered Call ETF.  The purpose of the filing is to submit the 497 filing dated December 21, 2018 (Accession No. 0001432353-18-000226) in XBRL for the Fund.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker